Pension and Other Postretirement Benefit Plans 8 (Details) (USD $) In Millions, unless otherwise specified	Dec. 28, 2014
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2015	$ 132
2016	95
2017	99
2018	103
2019	107
Years 2020-2024	592
Other Retiree Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2015	14
2016	15
2017	16
2018	16
2019	16
Years 2020-2024	$ 76